Summary of Significant Accounting Policies - Additional Information (Detail)			12 Months Ended
	Dec. 30, 2015 USD ($)	Dec. 11, 2015 $ / shares	Dec. 31, 2015 USD ($) Customer Agreement $ / shares shares	Dec. 31, 2014 USD ($) Customer $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Conversion and Exchange Ratio			The conversion and exchange ratios were adjusted as a result of the reverse stock split such that upon conversion each 60 shares of Series E Preferred Stock will be converted into four shares of common stock and upon exercise each 60 warrants or options will be converted into one share of common stock.
Cash, FDIC Insured Amount			$ 250,000
Proceeds from issuance of convertible notes payable			4,135,000	$ 100,000
Cash, Restricted			13,800,000
Allowance for doubtful accounts receivable, current			$ 16,892	5,482
Number of licensing and royalty agreements | Agreement			2
Intangible assets amortization period			7 years
Total intangible assets			$ 600,000	600,000
Accumulated amortization			480,829	383,420
Amortization of intangible assets			$ 97,407	$ 117,445
Dilutive shares excluded from computation of earnings per share | shares			27,468,018	102,516
Net cash used in operating activities			$ (20,669,754)	$ (12,397,418)
Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			17.00%	30.00%
Number of customers | Customer			1	1
Sales Revenue | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.00%
Number of customers | Customer			0	1
Senior Secured Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal			$ 22,100,000
Securities Purchase Agreement | Senior Secured Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Convertible notes payable, principal	$ 22,100,000
Note agreement carrying value	18,400,000
Subordination Warrants | Series D Warrant
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of convertible notes payable	4,600,000		$ 4,600,000
Cash, Restricted	$ 13,800,000
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio		0.01666667
Reverse stock split ratio, Description			Each sixty shares of common stock was replaced with one share of common stock
Scenario, Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Common Stock Per Share | $ / shares		$ 0.001
Restatement Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Net cash used in operating activities			$ 786,238
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets			3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets			10 years